FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906

November 5, 2004


Filed Via EDGAR (CIK #0000936373)
Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN TEMPLETON MONEY FUND TRUST
           File Nos. 33-88924 and 811-08962

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 27, 2004.

Sincerely yours,

FRANKLIN TEMPLETON MONEY FUND TRUST



David P. Goss
Associate General Counsel

DPG:cd

cc:   Bruce G. Leto, Esq.